OTHER CURRENT ASSETS (Details Narrative) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Vendor deposits	$ 7,527,164	$ 6,999,955